UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Green River Management I, L.L.C.
Address: 610 Fifth Avenue
         Suite 305
         New York, New York  10020

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.835.1922

Signature, Place, and Date of Signing:

     Mark McGrath     New York, New York     August 15, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $189,635 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC ENTERPRISES INC            COM              00104Q107     4562   346127 SH       SOLE                   346127
AMEDISYS INC                   COM              023436108     1398    38000 SH       SOLE                    38000
ATP OIL & GAS CORP             COM              00208J108    14934   638199 SH       SOLE                   638199
CHEROKEE INTL CORP             COM              164450108     4002  1070126 SH       SOLE                  1070126
CONCORDE CAREER COLLEGES INC   COM NEW          20651H201     1947   142646 SH       SOLE                   142646
COUNTRYWIDE FINANCIAL CORP     COM              222372104      941   175500 SH       SOLE                   175500
DOLLAR TREE STORES INC         COM              256747106     6240   260000 SH       SOLE                   260000
FORWARD INDS INC N Y           COM NEW          349862300      400    25000 SH       SOLE                    25000
GEAC COMPUTER LTD              COM              368289104     8058   925100 SH       SOLE                   925100
GENERAL COMMUNICATION INC      CL A             369385109     4539   459919 SH       SOLE                   459919
GENTEK INC                     COM NEW          37245X203     5437   545318 SH       SOLE                   545318
HANSEN NAT CORP                COM              411310105     3389    40000 SH       SOLE                    40000
IDT CORP                       CL B             448947309     7424   564100 SH       SOLE                   564100
IDT CORP                       COM              448947101     2133   161100 SH       SOLE                   161100
INTERNATIONAL DISPLAYWORKS I   COM              459412102     2800   350000 SH       SOLE                   350000
INTERSECTIONS INC              COM              460981301      746    63800 SH       SOLE                    63800
KADANT INC                     COM              48282T104     5579   254400 SH       SOLE                   254400
KEARNY FINL CORP               COM              487169104     2448   207418 SH       SOLE                   207418
KIRKLANDS INC                  COM              497498105     1811   193943 SH       SOLE                   193943
MAGELLAN HEALTH SVCS INC       COM NEW          559079207     7153   202584 SH       SOLE                   202584
MANNATECH INC                  COM              563771104     2853   150000 SH       SOLE                   150000
MCDERMOTT INTL INC             COM              580037109     8400   400000 SH       SOLE                   400000
MIVA INC                       COM              55311R108     2297   495086 SH       SOLE                   495086
MTR GAMING GROUP INC           COM              553769100     2480   213058 SH       SOLE                   213058
NOVELIS INC                    COM              67000X106    17352   675700 SH       SOLE                   675700
PACTIV CORP                    COM              695257105     3718   172300 SH       SOLE                   172300
PARLUX FRAGRANCES INC          COM              701645103      457    16500 SH       SOLE                    16500
PINNACLE AIRL CORP             COM              723443107    13473  1568468 SH       SOLE                  1568468
PINNACLE ENTMT INC             COM              723456109     8763   448000 SH       SOLE                   448000
PRG-SCHULTZ INTERNATIONAL IN   COM              69357C107     2893  1025857 SH       SOLE                  1025857
PRIMUS TELECOMMUNICATIONS GR   COM              741929103      315   500000 SH       SOLE                   500000
RCN CORP                       COM NEW          749361200    13095   567107 SH       SOLE                   567107
RETAIL VENTURES INC            COM              76128Y102     2728   200000 SH       SOLE                   200000
SAFEGUARD SCIENTIFICS INC      COM              786449108     1438  1123400 SH       SOLE                  1123400
STAKTEK HLDGS INC              COM              85256P106     2075   691802 SH       SOLE                   691802
SUN HYDRAULICS CORP            COM              866942105     2729    75000 SH       SOLE                    75000
SUPERIOR ESSEX INC             COM              86815V105     6969   353980 SH       SOLE                   353980
USEC INC                       COM              90333E108     8621   588900 SH       SOLE                   588900
VERITAS SOFTWARE CO            COM              923436109     1686    69106 SH       SOLE                    69106
WATCHGUARD TECHNOLOGIES INC    COM              941105108     1352   344873 SH       SOLE                   344873